RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative)																		3 Months Ended											6 Months Ended		9 Months Ended				12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares		Oct. 01, 2025 shares	Jul. 28, 2025 shares	Jul. 03, 2025 shares	Apr. 28, 2025 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares		Mar. 04, 2025 shares	Feb. 25, 2025 shares	Dec. 27, 2024 shares	Dec. 23, 2024 $ / shares shares	Sep. 13, 2024 $ / shares shares	Jul. 03, 2024 $ / shares shares	Dec. 23, 2023 USD ($) $ / shares shares	Dec. 15, 2023	Dec. 31, 2025 USD ($) $ / shares shares		Sep. 30, 2025 shares	Jun. 30, 2025 shares	Mar. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 shares	Sep. 30, 2024 shares	Jun. 30, 2024 shares	Mar. 31, 2024 USD ($) $ / shares shares		Sep. 30, 2025 shares	Jun. 30, 2025 shares	Dec. 31, 2025 USD ($) $ / shares shares		Sep. 30, 2025 shares	Sep. 30, 2024 shares	Mar. 31, 2025 USD ($) $ / shares shares		Mar. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2025 $ / shares	Mar. 31, 2025 $ / shares	Dec. 23, 2024 $ / shares	Jul. 03, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 23, 2023 $ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2023 $ / shares
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities								$ 105,799														$ 105,799													$ 105,799
Unsecured loan		$ 70,449						$ 68,080										$ 70,449				$ 68,080					$ 64,936				$ 70,449				$ 68,080		$ 64,936
Interest rate		5.00%						5.00%										5.00%				5.00%									5.00%				5.00%
Repayments of related party debt																															$ 0				$ 0
Number of stock options, Granted | shares				90,313														508,469		2,150,380	602,487	158,235		4,262,633	4,950,545	253,108	70,925			4,592,428	775,060		3,913,694	6,518,044	364,099		370,365
Exercise price | (per share)		$ 14.76	[1]					$ 21.96	[1]									$ 14.76	[1]			$ 21.96	[1]				$ 23.42	[1]			$ 14.76	[1]			$ 21.96	[1]	$ 23.42	[1]	$ 20.23	$ 30.10			$ 32.09			$ 21.68
Stock options																																			$ 2,951,695
Share-based payment award, award rights description																	33.33% vested on December 30, 2024, and 33.33% every 6 months thereafter.
Shares granted							$ 495,635
December 2024 [Member]
Related Party Transaction [Line Items]
Shares granted																															$ 30,154
July 2024 [Member]
Related Party Transaction [Line Items]
Shares granted																															19,210
December 2023 [Member]
Related Party Transaction [Line Items]
Shares granted																															1,866
Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Number of stock options, Granted | shares								6,173		80,247	9,259	12,346		74,074	359,817			38,397		32,054	344,431	29,948		2,927,997	3,771,684	56,989				3,049,516			2,621,935	127,400
Restricted stock granted | shares					40,742	92,944																							585,020
Share-based payment award, award rights description														vesting 24,691 within one year of the grant date and 8.33% every three months afterwards.	33.33% within one year of the grant date and 33.33% every year thereafter.
Share-based payment																																			$ 439,973
Previously Reported [Member]
Related Party Transaction [Line Items]
Exercise price | $ / shares	[2]							$ 20.94														$ 20.94					$ 22.32								$ 20.94		$ 22.32								$ 15.08
James Hendrickson [Member]
Related Party Transaction [Line Items]
Other liabilities								$ (83,500)														$ (83,500)													$ (83,500)
Number of stock options, Granted | shares													7,407		3,704	1,852
Exercise price | (per share)													$ 22.26			$ 26.18																									$ 30.51	$ 28.89		$ 36.45
Expiration term													5 years		5 years	5 years
Stock options, value																$ 374,011																			118,679
Stock options																$ 9,913																			40,354
Share-based payment award, award rights description													25% will vest within one year of the grant date, and 6.25% every subsequent quarter		25% of the options will vest 12 months after the grant date and 6.25% every subsequent quarter	25% within one year of the grant date, and 6.25% every subsequent quarter.
Shares vested | shares																1,852
Other liabilities								83,500														83,500													83,500
James Hendrickson [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Exercise price | $ / shares													$ 21.22		$ 20.10	$ 22.57
Michael Blum [Member]
Related Party Transaction [Line Items]
Other liabilities		(60,000)						(20,000)										(60,000)				(20,000)									(60,000)				(20,000)
Other liabilities		60,000						20,000										60,000				20,000									60,000				20,000
Michael Blum [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Expiration term														10 years
Restricted stock granted | shares														74,074
Restricted stock exercise price | $ / shares														$ 0
Expected to vesting shares | shares														24,691
Share-based payment award, award rights description														8.33
Share-based payment																															330,191
Kevin Wilson [Member]
Related Party Transaction [Line Items]
Other liabilities								(2,299)														(2,299)													(2,299)
Number of stock options, Granted | shares															1,852	16,278
Exercise price | (per share)															$ 21.08																											$ 28.89		$ 36.45
Expiration term															5 years	5 years
Share-based payment award, award rights description															25% of the options will vest 12 months after the grant date and 6.25% every subsequent quarter	25% within one year of the grant date, and 6.25% every subsequent quarter.
Shares vested | shares																16,278
Other liabilities								2,299														2,299													2,299
Kevin Wilson [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Restricted stock granted | shares															1,852
Restricted stock exercise price | $ / shares															$ 0
Share-based payment award, award rights description															They vest 33.33% within one year of the grant date and 33.33% yearly thereafter.
Contractual terms															10 years
Kevin Wilson [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Exercise price | $ / shares															$ 20.10	$ 22.57
James Hendrickson and Kevin Wilson [Member]
Related Party Transaction [Line Items]
Stock options, value																																			89,355
Stock options																																			$ 41,095
Three Independent Directors [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Restricted stock granted | shares															16,665
Restricted stock exercise price | $ / shares															$ 0
Share-based payment award, award rights description															33.33% vest every 12 months after the grant date
Contractual terms															10 years
Gordon Scott Paterson [Member]
Related Party Transaction [Line Items]
Number of stock options, Granted | shares													3,704
Expiration term													5 years
Gordon Scott Paterson [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Restricted stock granted | shares		6,172													5,555																				6,172
Restricted stock exercise price | $ / shares													$ 0
Shares granted																															26,206				$ 12,078
Jonhatande Vos [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Restricted stock granted | shares															5,555
Jay Samit [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Restricted stock granted | shares															5,555
Kelvin Wilson [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Share-based payment																															51,219				122,299
David Scott [Member]
Related Party Transaction [Line Items]
Other liabilities		$ (7,500)																(7,500)													(7,500)
Other liabilities		$ 7,500																$ 7,500													7,500
Two Independent Directors [Member]
Related Party Transaction [Line Items]
Number of stock options, Granted | shares													7,408
Two Independent Directors [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Share-based payment																															$ 7,346
Jonathan de Vos [Member]
Related Party Transaction [Line Items]
Number of stock options, Granted | shares													3,704
Expiration term													5 years
Share-based payment award, award rights description													They vest 33.33% within one year of the grant date and 33.33% yearly thereafter
Jonathan de Vos [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Restricted stock exercise price | $ / shares													$ 0

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.